Benefits offered to employees (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at beginning of year	R$ 618	R$ 620
Current service cost	12	14
Interest cost	47	45
Benefits paid	(95)	(24)
Actuarial losses (gain)	(69)	(58)
Exchange variation	(5)	21
Balance at the end of the year	508	618
Health Insurance [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	325	368
Current service cost	4	5
Interest cost	34	31
Benefits paid	(16)	(17)
Actuarial losses (gain)	(54)	(62)
Balance at the end of the year	293	325
Benefit Plans [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	293	252
Current service cost	8	9
Interest cost	13	14
Benefits paid	(79)	(7)
Actuarial losses (gain)	(15)	4
Exchange variation	(5)	21
Balance at the end of the year	R$ 215	R$ 293